Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 1,025,760	$ 31,283	$ 1,042,906
Unsecured cumulative subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 1,025,760	$ 31,283	$ 1,042,906